Parent Company Only, Statements of Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Income [Abstract]
Net gain on securities transactions	$ 251	$ 717	$ 1,622
Expenses [Abstract]
Professional services	7,878	5,807	5,649
Total noninterest expense	90,560	84,670	85,005
Income before income taxes and subsidiaries' undistributed earnings	66,760	71,589	63,529
Income tax benefit	24,522	27,396	23,717
Net income	42,238	44,193	39,812
TrustCo Bank Corp NY [Member]
Statement of Income [Abstract]
Dividends and interest from subsidiaries	24,501	24,499	24,491
Miscellaneous income	0	18	0
Total income	24,501	24,517	24,491
Expenses [Abstract]
Operating supplies	33	50	81
Professional services	577	557	491
Miscellaneous expense	664	1,350	1,042
Total noninterest expense	1,274	1,957	1,614
Income before income taxes and subsidiaries' undistributed earnings	23,227	22,560	22,877
Income tax benefit	(405)	(663)	(548)
Income before subsidiaries' undistributed earnings	23,632	23,223	23,425
Equity in undistributed earnings of subsidiaries	18,606	20,970	16,387
Net income	$ 42,238	$ 44,193	$ 39,812